SMALLCAP World Fund®
Investment portfolio
December 31, 2023
unaudited

Common stocks 94.84% Industrials 22.40%	Shares	Value (000)
Saia, Inc.[1,2]	1,786,117	$782,712
Diploma PLC[1]	10,722,439	488,450
Comfort Systems USA, Inc.[1]	2,172,882	446,897
IMCD NV	2,500,730	436,336
Interpump Group SpA[1]	8,067,924	417,933
AZEK Co., Inc. (The), Class A1,2	9,089,023	347,655
ATS Corp.[1,2]	7,700,296	331,885
Crane Co.	2,455,426	290,084
BELIMO Holding AG	512,213	282,548
BayCurrent Consulting, Inc.[1]	8,062,900	281,858
VAT Group AG	553,191	277,610
Stericycle, Inc.[1,2]	5,540,971	274,611
XPO, Inc.[2]	2,842,812	249,002
Arcosa, Inc.[1]	2,926,670	241,860
Carel Industries SpA[1,3]	7,787,858	213,797
Enpro, Inc.[1]	1,363,052	213,645
NIBE Industrier AB, Class B	29,398,225	207,782
Wizz Air Holdings PLC[1,2]	7,274,650	204,152
Armstrong World Industries, Inc.	2,047,108	201,272
Visional, Inc.[1,2]	3,127,230	198,312
International Container Terminal Services, Inc.	44,009,076	194,917
Trelleborg AB, Class B	5,782,697	193,726
TransDigm Group, Inc.	190,000	192,204
ICF International, Inc.[1]	1,356,283	181,864
Harmonic Drive Systems, Inc.[1,3]	6,099,750	179,091
Chart Industries, Inc.[2,3]	1,259,370	171,690
Kadant, Inc.[1]	611,789	171,491
Willscot Mobile Mini Holdings Corp., Class A2	3,841,326	170,939
Regal Rexnord Corp.	1,087,715	161,004
TFI International, Inc. (CAD denominated)[3]	1,095,482	149,013
TFI International, Inc.	68,200	9,274
RS Group PLC	14,491,509	150,830
Applied Industrial Technologies, Inc.	829,363	143,223
KEI Industries, Ltd.	3,635,766	141,776
Cleanaway Waste Management, Ltd.	75,279,081	137,716
Enerpac Tool Group Corp., Class A1	4,347,380	135,160
Simpson Manufacturing Co., Inc.	657,421	130,156
Watsco, Inc.	300,000	128,541
Grupo Aeroportuario del Centro Norte, SAB de CV, Series B	12,071,262	127,786
Builders FirstSource, Inc.[2]	760,228	126,912
ESCO Technologies, Inc.	1,076,662	126,002
Aalberts NV, non-registered shares	2,859,531	124,445
Hensoldt AG	4,571,274	123,201
Graco, Inc.	1,374,000	119,208
Japan Elevator Service Holdings Co., Ltd.[1]	7,125,300	117,818
DO & CO AG, non-registered shares[1]	779,520	115,701
SMALLCAP World Fund — Page 1 of 28

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
TechnoPro Holdings, Inc.[3]	4,377,700	$114,746
Spirax-Sarco Engineering PLC	848,200	113,304
Rumo SA	23,640,000	111,496
Addtech AB, Class B	5,067,314	111,330
Masco Corp.	1,625,000	108,843
Japan Airport Terminal Co., Ltd.	2,455,900	108,049
ManpowerGroup, Inc.	1,341,591	106,616
Fluidra, SA, non-registered shares	5,002,753	104,317
Lifco AB, Class B	4,195,000	103,129
Titagarh Rail Systems, Ltd. (6 month lockup)[1]	7,600,000	93,751
Titagarh Rail Systems, Ltd.[1]	643,087	8,054
Copa Holdings, SA, Class A	948,945	100,882
LIXIL Corp.[3]	7,868,400	98,323
Munters Group AB	5,875,713	95,304
InPost SA2	6,770,486	93,599
Alfen NV1,2,3	1,380,806	92,033
Weir Group PLC (The)	3,736,480	89,714
Johns Lyng Group, Ltd.[1,3]	20,870,434	86,723
Volution Group PLC[1]	15,684,638	86,385
Instalco AB1	21,054,465	85,435
Daiseki Co., Ltd.[1]	2,982,764	82,602
Reliance Worldwide Corp., Ltd.	27,363,812	82,398
Boyd Group Services, Inc.	383,312	80,562
Cargotec OYJ, Class B, non-registered shares	1,376,732	80,127
CSW Industrials, Inc.	386,301	80,123
Arcadis NV, non-registered shares	1,470,359	79,496
Polycab India, Ltd.	1,202,370	79,142
Sulzer AG	751,946	76,820
First Advantage Corp.	4,627,382	76,676
Concentrix Corp.	774,738	76,087
dip Corp.[1]	3,341,000	75,850
AutoStore Holdings, Ltd.[2]	37,936,409	74,536
Azelis Group NV	3,007,672	73,735
Montana Aerospace AG1,2	3,398,632	71,390
MSC Industrial Direct Co., Inc., Class A	700,000	70,882
SHO-BOND Holdings Co., Ltd.[3]	1,591,700	70,640
Upwork, Inc.[2]	4,597,398	68,363
Lyft, Inc., Class A2	4,535,000	67,980
Ceridian HCM Holding, Inc.[2]	979,310	65,731
Adecco Group AG	1,294,035	63,681
Matson, Inc.	579,528	63,516
IMI PLC	2,962,888	63,424
Voltronic Power Technology Corp.	1,142,000	63,402
Textron, Inc.	780,000	62,728
Kingspan Group PLC	724,000	62,570
Hexcel Corp.	760,647	56,098
Qantas Airways, Ltd.[2]	15,384,220	56,086
CCR SA, ordinary nominative shares	19,207,630	55,907
Miura Co., Ltd.	2,804,147	55,847
Engcon AB, Class B3	6,013,176	55,697
McGrath RentCorp	465,122	55,638
GVS SpA[2]	8,720,038	53,675
International Consolidated Airlines Group SA (CDI)[2]	26,494,000	52,189
MISUMI Group, Inc.	3,038,794	51,251
ALS, Ltd.	5,866,962	51,225
SMALLCAP World Fund — Page 2 of 28

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
GMS, Inc.[2]	611,792	$50,430
Trex Co., Inc.[2]	602,320	49,866
APi Group Corp.[2]	1,431,105	49,516
Melrose Industries PLC	6,786,734	49,034
AirTAC International Group	1,454,000	47,756
Zhejiang Weixing New Building Materials Co., Ltd., Class A	22,352,304	45,736
CG Power and Industrial Solutions, Ltd.	8,314,344	45,333
NORMA Group SE, non-registered shares[1]	2,548,962	45,108
JGC Holdings Corp.	3,883,300	44,685
Inox Wind, Ltd.[2]	7,462,120	44,656
IDEX Corp.	200,000	43,422
CBIZ, Inc.[2]	682,827	42,738
UFP Industries, Inc.	333,295	41,845
Fiverr International, Ltd.[2,3]	1,518,959	41,346
Herc Holdings, Inc.	258,858	38,541
FTI Consulting, Inc.[2]	190,072	37,853
DL E&C Co., Ltd.	1,354,400	37,802
Marlowe PLC[1,2,3]	6,904,878	37,802
Controladora Vuela Compañía de Aviación, SAB de CV, Class A (ADR), ordinary participation certificates[2]	2,557,800	23,992
Controladora Vuela Compañía de Aviación, SAB de CV, Class A, ordinary participation certificates[2,3]	11,941,586	11,252
INVISIO Communications AB	1,769,000	34,336
Judges Scientific PLC	291,437	33,884
MSA Safety, Inc.	195,200	32,956
Howden Joinery Group PLC	3,171,166	32,852
L&T Technology Services, Ltd.	520,280	32,803
Haitian International Holdings, Ltd.	12,659,791	31,259
SIS, Ltd.[2]	5,464,589	29,802
SPX Technologies, Inc.[2]	288,303	29,121
Sun Country Airlines Holdings, Inc.[2]	1,816,363	28,571
Sinoseal Holding Co., Ltd., Class A	5,298,624	28,217
Indutrade AB	1,080,000	28,179
Fasadgruppen Group AB1	3,969,905	27,665
Ventia Services Group Pty, Ltd.	12,643,253	27,039
Generac Holdings, Inc.[2]	207,989	26,880
Advanced Drainage Systems, Inc.	174,684	24,568
BWX Technologies, Inc.	301,745	23,153
Bombardier, Inc., Class B2	562,403	22,584
MYR Group, Inc.[2]	143,682	20,781
Grupa Pracuj SA3	1,300,000	20,483
easyJet PLC	3,000,000	19,478
Beijer Ref AB, Class B3	1,426,576	19,118
Storskogen Group AB, Class B	20,622,000	19,059
Midac Holdings Co., Ltd.[3]	1,245,600	18,569
Norva24 Group AB2	7,857,361	18,485
TELUS International (Cda), Inc., subordinate voting shares[2,3]	2,057,957	17,657
Burckhardt Compression Holding AG	28,900	17,448
Vicor Corp.[2]	378,100	16,992
NTG Nordic Transport Group AS2	387,000	16,845
Atkore, Inc.[2]	105,245	16,839
Grafton Group PLC	1,437,900	16,663
MonotaRO Co., Ltd.	1,511,100	16,447
Casella Waste Systems, Inc., Class A2	191,832	16,394
APM Human Services International, Ltd.[3]	19,521,620	16,262
Oshkosh Corp.	150,000	16,262
Chemring Group PLC	3,577,719	15,987
SMALLCAP World Fund — Page 3 of 28

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Einride AB1,2,4,5	438,277	$14,901
Green Landscaping Group AB2	1,977,759	13,785
EuroGroup Laminations SpA[2,3]	3,078,119	13,219
Fluence Energy, Inc., Class A2,3	505,532	12,057
Valmet OYJ[3]	407,172	11,746
Centre Testing International Group Co., Ltd.	4,177,551	8,344
Apar Industries, Ltd.	110,847	8,050
SITC International Holdings Co., Ltd.	3,740,000	6,448
AAON, Inc.	63,180	4,667
Antares Vision SpA[2,3]	1,375,299	2,812
Ceres Power Holdings PLC[2,3]	831,946	1,924
		16,120,500
Consumer discretionary 18.59%
TopBuild Corp.[1,2]	2,321,539	868,859
Evolution AB	4,940,540	591,317
Tube Investments of India, Ltd.[1]	11,627,785	494,397
Floor & Decor Holdings, Inc., Class A2,3	4,046,400	451,416
Dollarama, Inc.	5,010,000	361,047
YETI Holdings, Inc.[1,2]	6,948,146	359,775
CAVA Group, Inc.[1,2,3]	5,079,148	218,302
CAVA Group, Inc.[1,2]	1,993,092	85,663
Wyndham Hotels & Resorts, Inc.	3,693,632	297,005
Toll Brothers, Inc.	2,758,378	283,534
Thor Industries, Inc.	2,155,644	254,905
Wayfair, Inc., Class A2,3	3,748,801	231,301
Light & Wonder, Inc.[2]	2,557,223	209,974
DraftKings, Inc., Class A2	5,948,367	209,680
Cavco Industries, Inc.[1,2]	588,800	204,090
MakeMyTrip, Ltd.[1,2]	4,280,525	201,099
Melco Resorts & Entertainment, Ltd. (ADR)[1,2]	21,866,011	193,951
KB Home	2,957,918	184,752
Watches of Switzerland Group PLC[1,2]	19,161,446	172,215
Five Below, Inc.[2]	804,402	171,466
Lennar Corp., Class A	1,058,458	157,752
Lennar Corp., Class B	21,169	2,838
Jumbo SA	5,421,500	150,389
Century Communities, Inc.	1,512,000	137,804
Pets at Home Group PLC[1]	33,906,432	137,569
Global-E Online, Ltd.[2]	3,469,170	137,483
Boot Barn Holdings, Inc.[1,2]	1,787,200	137,185
Skyline Champion Corp.[2]	1,790,000	132,925
Jack in the Box, Inc.[1]	1,606,607	131,147
Domino’s Pizza Enterprises, Ltd.	3,267,644	130,763
Games Workshop Group PLC	1,014,021	127,080
Pool Corp.	317,700	126,670
Domino’s Pizza Group PLC[1]	26,295,118	125,832
Moncler SpA	2,015,000	124,258
Polaris, Inc.	1,285,000	121,779
Lottomatica Group SpA[2]	10,946,203	118,460
Inchcape PLC	12,645,629	114,928
IDP Education, Ltd.	8,441,415	114,865
Helen of Troy, Ltd.[2]	930,747	112,444
International Game Technology PLC	4,098,192	112,331
Bright Horizons Family Solutions, Inc.[2]	1,186,932	111,856
SMALLCAP World Fund — Page 4 of 28

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
M.D.C. Holdings, Inc.	2,001,000	$110,555
Levi Strauss & Co., Class A3	6,625,378	109,584
MRF, Ltd.	70,141	109,183
LGI Homes, Inc.[2]	796,562	106,070
Kontoor Brands, Inc.	1,686,394	105,265
Norwegian Cruise Line Holdings, Ltd.[2]	5,237,662	104,963
Kindred Group PLC (SDR)	10,981,856	101,601
Williams-Sonoma, Inc.	500,000	100,890
Installed Building Products, Inc.	550,259	100,598
Skechers USA, Inc., Class A2	1,600,000	99,744
Malibu Boats, Inc., Class A1,2	1,649,000	90,398
Golden Entertainment, Inc.[1]	2,254,271	90,013
Mattel, Inc.[2]	4,700,000	88,736
Nien Made Enterprise Co., Ltd.	7,265,000	83,404
DPC Dash, Ltd.[1,2]	10,400,586	82,635
Asbury Automotive Group, Inc.[2]	361,691	81,370
Dometic Group AB	8,642,135	77,206
Zalando SE, non-registered shares[2]	3,217,242	76,181
Fox Factory Holding Corp.[2]	1,115,190	75,253
D.R. Horton, Inc.	490,000	74,470
WH Smith PLC	4,345,903	73,713
Domino’s Pizza, Inc.	176,500	72,759
Modine Manufacturing Co.[2]	1,206,777	72,045
HUGO BOSS AG	965,099	71,887
Entain PLC	5,635,173	71,180
Rusta AB1,2	9,107,567	67,500
Salvatore Ferragamo SpA[3]	4,933,275	66,645
Steven Madden, Ltd.	1,564,271	65,699
Auction Technology Group PLC[1,2]	9,694,672	64,323
Murphy USA, Inc.	175,000	62,398
Meritage Homes Corp.	353,400	61,562
XPEL, Inc.[2]	1,142,038	61,499
FIGS, Inc., Class A2,3	8,569,561	59,558
Adtalem Global Education, Inc.[2]	980,269	57,787
Beazer Homes USA, Inc.[1,2]	1,659,813	56,085
Shoei Co., Ltd.[1]	4,291,700	55,803
NOK Corp.	4,035,600	53,631
ABC-Mart, Inc.	3,060,300	53,304
Brunello Cucinelli SpA	532,326	52,231
Devyani International, Ltd.[2]	22,071,804	51,293
MGM China Holdings, Ltd.[2]	39,776,800	50,393
Darden Restaurants, Inc.	303,300	49,832
Trainline PLC[2]	11,779,700	48,129
Peloton Interactive, Inc., Class A2	7,742,528	47,152
Jiumaojiu International Holdings, Ltd.[3]	59,901,531	46,688
Cairn Homes PLC	31,452,000	45,857
Flutter Entertainment PLC[2]	259,095	45,629
Ermenegildo Zegna NV3	3,859,068	44,649
B&M European Value Retail SA	6,257,481	44,567
Momo.com, Inc.	2,663,964	44,111
RH2	150,000	43,722
Lojas Renner SA	11,564,503	41,239
Advance Auto Parts, Inc.	668,816	40,818
Puuilo OYJ	4,124,072	40,655
Ariston Holding NV	5,613,491	38,975
SMALLCAP World Fund — Page 5 of 28

unaudited
Common stocks (continued) Consumer discretionary (continued)	Shares	Value (000)
Nifco, Inc.	1,489,900	$38,340
Macy’s, Inc.	1,900,000	38,228
On Holding AG, Class A2	1,416,461	38,202
Six Flags Entertainment Corp.[2]	1,514,000	37,971
Camping World Holdings, Inc., Class A	1,429,309	37,534
Adient PLC[2]	1,000,000	36,360
Victoria PLC[1,2]	9,200,079	35,306
Compagnie Plastic Omnium SA	2,472,513	32,939
Planet Fitness, Inc., Class A2	430,000	31,390
Genda, Inc.[2,3]	1,531,700	30,860
OneSpaWorld Holdings, Ltd.[2]	2,150,518	30,322
Dowlais Group PLC	22,085,556	29,988
Central Automotive Products, Ltd.	907,800	26,768
Worthington Enterprises, Inc.	457,502	26,329
OneWater Marine, Inc., Class A2	754,805	25,505
Haichang Ocean Park Holdings, Ltd.[2,3]	206,153,000	25,079
Jubilant FoodWorks, Ltd.	3,554,409	24,104
Barratt Developments PLC	3,315,285	23,715
MasterCraft Boat Holdings, Inc.[1,2]	975,083	22,076
Tsuburaya Fields Holdings, Inc.[3]	2,444,600	21,949
Bapcor, Ltd.	5,579,347	20,966
Wendy’s Co.	1,056,138	20,574
Fielmann Group AG	382,186	20,522
Musti Group OYJ	690,713	19,932
MIPS AB	543,100	19,779
ThredUp, Inc., Class A2,3	8,580,000	19,305
Elior Group SA2,3	5,807,012	18,830
Caesars Entertainment, Inc.[2]	400,000	18,752
Pet Valu Holdings, Ltd.[3]	850,263	18,468
Traeger, Inc.[1,2]	6,499,660	17,744
Leslie’s, Inc.[2]	2,201,829	15,215
Vail Resorts, Inc.	71,000	15,156
Bafang Electric (Suzhou) Co., Ltd., Class A	1,847,270	14,294
Nordstrom, Inc.[3]	760,000	14,022
Red Rock Resorts, Inc., Class A	254,357	13,565
Bosideng International Holdings, Ltd.	28,180,000	12,640
AcadeMedia AB	2,457,974	12,626
First Watch Restaurant Group, Inc.[2]	557,265	11,201
VF Corp.	583,562	10,971
Hasbro, Inc.	207,866	10,614
Royal Caribbean Cruises, Ltd.[2]	78,017	10,102
Balkrishna Industries, Ltd.	311,475	9,603
Goodyear Tire & Rubber Co.[2]	558,712	8,001
StockX, Inc.[2,4,5]	161,790	6,043
BARK, Inc.[2,3]	4,500,000	3,625
Brilliant Earth Group, Inc., Class A2,3	929,849	3,459
BNN Technology PLC[1,2,4]	19,007,000	— [6]
		13,381,517
Information technology 15.67%
eMemory Technology, Inc.[1]	5,251,919	416,291
Global Unichip Corp.	6,698,000	377,836
Kokusai Electric Corp.[1,3]	16,047,383	347,685
Fabrinet, non-registered shares[2]	1,625,726	309,424
ALTEN SA, non-registered shares[1]	2,027,371	302,924
SMALLCAP World Fund — Page 6 of 28

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Smartsheet, Inc., Class A2	6,294,737	$301,014
MKS Instruments, Inc.	2,834,126	291,547
Kulicke and Soffa Industries, Inc.[1]	4,699,380	257,150
MongoDB, Inc., Class A2	610,302	249,522
SHIFT, Inc.[1,2]	935,300	236,561
GitLab, Inc., Class A2	3,479,717	219,083
Maruwa Co., Ltd.[1]	989,700	206,049
Pegasystems, Inc.	3,984,489	194,682
SUMCO Corp.[3]	12,685,758	189,507
Nordic Semiconductor ASA[1,2]	15,285,969	189,050
Globant SA2	790,705	188,172
Endava PLC, Class A (ADR)[2]	2,411,660	187,748
Insight Enterprises, Inc.[2]	1,058,765	187,603
Wolfspeed, Inc.[2]	4,071,388	177,146
Coforge, Ltd.	2,301,340	173,308
Rogers Corp.[1,2]	1,302,532	172,025
DoubleVerify Holdings, Inc.[2]	4,638,963	170,621
Reply SpA	1,268,871	167,679
Softcat PLC	9,602,206	166,139
Vitec Software Group AB, Class B	2,790,783	162,741
Socionext, Inc.[3]	8,439,090	151,859
Dexerials Corp.[1]	5,161,500	150,129
Keywords Studios PLC[1]	6,321,174	134,995
Technoprobe SpA[2]	13,838,685	132,264
Novanta, Inc.[2]	755,395	127,216
SentinelOne, Inc., Class A2	4,609,245	126,478
Bytes Technology Group PLC[1]	15,860,989	123,398
Confluent, Inc., Class A2	5,254,060	122,945
Tanla Platforms, Ltd.[1]	9,190,777	120,773
Impinj, Inc.[2]	1,303,998	117,399
Lumine Group, Inc., subordinate voting shares[1,2]	5,119,253	115,517
Alkami Technology, Inc.[2]	4,679,907	113,488
RingCentral, Inc., Class A2	3,289,000	111,662
Tokyo Seimitsu Co., Ltd.	1,790,200	109,379
Money Forward, Inc.[1,2]	3,525,387	107,270
Silicon Laboratories, Inc.[2]	806,242	106,642
MACOM Technology Solutions Holdings, Inc.[2]	1,140,000	105,963
Power Integrations, Inc.	1,236,159	101,501
LEM Holding SA	40,600	100,278
Credo Technology Group Holding, Ltd.[2]	5,148,672	100,245
ASMPT, Ltd.	9,602,100	91,177
Jentech Precision Industrial Co., Ltd.	3,610,437	90,027
SINBON Electronics Co., Ltd.	8,978,092	87,381
Semtech Corp.[1,2]	3,800,646	83,272
Mastek, Ltd.[1]	2,448,446	82,886
INFICON Holding AG	57,443	82,477
VisEra Technologies Co., Ltd.	8,931,406	80,129
Disco Corp.	314,100	77,293
Topicus.com, Inc., subordinate voting shares[2]	1,139,308	76,731
Monday.com, Ltd.[2]	405,134	76,088
Kainos Group PLC	5,135,277	73,237
PAR Technology Corp.[1,2,3]	1,596,610	69,516
Taiyo Yuden Co., Ltd.	2,569,200	67,857
Tri Chemical Laboratories, Inc.[1,3]	2,580,900	65,725
Qorvo, Inc.[2]	574,004	64,639
SMALLCAP World Fund — Page 7 of 28

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
CCC Intelligent Solutions Holdings, Inc.[2]	5,503,900	$62,689
Clearwater Analytics Holdings, Inc., Class A2	3,051,500	61,122
Accton Technology Corp.	3,603,000	61,051
Lagercrantz Group AB, Class B	4,448,207	59,873
Megaport, Ltd.[1,2]	9,161,000	57,111
CDW Corp.	250,000	56,830
SES-imagotag SA2,3	369,918	55,869
Hamamatsu Photonics KK	1,289,450	52,854
Nova, Ltd.[2]	368,546	50,635
SiTime Corp.[2]	400,406	48,882
BE Semiconductor Industries NV	316,188	47,645
GFT Technologies SE1	1,342,997	46,297
Applied Digital Corp.[1,2,3]	6,819,689	45,965
Riskified, Ltd., Class A2	9,774,367	45,744
Okta, Inc., Class A2	500,000	45,265
Lotes Co., Ltd.	1,293,000	44,914
Unity Software, Inc.[2,3]	1,016,503	41,565
Aspen Technology, Inc.[2]	175,140	38,557
BlackLine, Inc.[2]	595,000	37,152
Kingboard Laminates Holdings, Ltd.[3]	42,869,026	36,856
Guidewire Software, Inc.[2]	325,092	35,448
Halma PLC	1,200,000	34,866
Noventiq Holdings PLC (GDR)[1,2,4,7]	17,110,290	34,599
Noventiq Holdings PLC (GDR)[1,2,4]	16,060	32
Cognex Corp.	824,523	34,416
Clear Secure, Inc., Class A	1,600,000	33,040
HPSP Co., Ltd.	935,751	31,622
Bentley Systems, Inc., Class B	584,744	30,512
SmartCraft ASA, Class A1,2	13,721,780	30,490
Dock, Ltd.[2,4,5]	4,318,937	30,449
Amano Corp.	1,284,900	30,394
Viavi Solutions, Inc.[2]	3,000,000	30,210
JustSystems Corp.	1,284,000	29,715
Nemetschek SE	339,710	29,418
Trimble, Inc.[2]	530,000	28,196
Xiamen Faratronic Co., Ltd., Class A	2,157,156	28,126
Riken Keiki Co., Ltd.[3]	573,300	27,924
Flex, Ltd.[2]	864,808	26,342
Zuken, Inc.	866,100	24,754
Vanguard International Semiconductor Corp.	8,924,000	23,625
Alarm.com Holdings, Inc.[2]	351,000	22,682
Kingdee International Software Group Co., Ltd.[2]	15,430,000	22,400
EPAM Systems, Inc.[2]	71,760	21,337
Nayax, Ltd.[2]	1,075,000	20,433
Alphawave IP Group PLC[2]	11,827,469	19,336
OVH Groupe SAS[2,3]	1,952,179	18,669
Crane NXT, Co.	299,574	17,037
Hirose Electric Co., Ltd.	134,800	15,234
ON Semiconductor Corp.[2]	167,850	14,021
Soitec[2]	72,600	13,034
HashiCorp, Inc., Class A2	495,316	11,709
E Ink Holdings, Inc.	1,687,000	10,790
Parade Technologies, Ltd.	277,000	10,784
Teradata Corp.[2]	234,529	10,204
Basler AG, non-registered shares[3]	783,794	10,129
SMALLCAP World Fund — Page 8 of 28

unaudited
Common stocks (continued) Information technology (continued)	Shares	Value (000)
Zebra Technologies Corp., Class A2	36,300	$9,922
Entegris, Inc.	79,014	9,467
LandMark Optoelectronics Corp.	2,561,000	8,823
Procore Technologies, Inc.[2]	125,600	8,694
AAC Technologies Holdings, Inc.	2,629,000	7,799
JFrog, Ltd.[2]	178,400	6,174
Lime Technologies AB	206,416	6,076
Sensirion Holding AG2,3	57,416	5,706
Patreon, Inc., Class B2,4,5	189,951	4,559
Cherry SE2,3	1,135,396	3,987
Yotpo, Ltd.[2,4,5]	2,620,102	3,825
Foursquare Labs, Inc., Series A2,4,5	1,970,385	2,896
		11,276,124
Health care 12.35%
Molina Healthcare, Inc.[2]	2,157,786	779,630
Max Healthcare Institute, Ltd.[1]	49,569,337	408,350
Insulet Corp.[2]	1,369,795	297,218
DexCom, Inc.[2]	2,210,000	274,239
Haemonetics Corp.[1,2]	3,170,964	271,149
CONMED Corp.[1]	2,459,200	269,307
Ensign Group, Inc. (The)	2,383,996	267,508
Xenon Pharmaceuticals, Inc.[1,2]	5,136,690	236,596
Bachem Holding AG3	2,770,469	214,637
Centene Corp.[2]	2,825,674	209,693
Vaxcyte, Inc.[2]	3,120,376	195,960
Legend Biotech Corp. (ADR)[2]	3,148,299	189,433
agilon health, Inc.[2,3]	15,028,511	188,608
Penumbra, Inc.[2]	713,902	179,575
Integra LifeSciences Holdings Corp.[2]	3,796,022	165,317
iRhythm Technologies, Inc.[2]	1,506,397	161,245
Amvis Holdings, Inc.[1]	6,831,651	144,782
Glenmark Pharmaceuticals, Ltd.	13,666,546	140,135
Tandem Diabetes Care, Inc.[1,2]	4,607,796	136,299
Karuna Therapeutics, Inc.[2]	411,109	130,120
Asahi Intecc Co., Ltd.	6,170,000	125,080
SCHOTT Pharma AG & Co. KGaA, non-registered shares[2]	3,334,016	123,685
Amplifon SpA	3,472,757	120,519
Laurus Labs, Ltd.	22,072,758	113,973
Shockwave Medical, Inc.[2]	585,000	111,478
Masimo Corp.[2]	911,523	106,840
Ambu AS, Class B, non-registered shares[2]	6,762,724	105,331
DiaSorin Italia SpA	1,003,646	103,500
BONESUPPORT Holding AB1,2	5,204,426	97,101
Structure Therapeutics, Inc. (ADR)[1,2]	2,368,691	96,548
Zai Lab, Ltd. (ADR)[2,3]	3,099,662	84,714
Zai Lab, Ltd.[2]	1,822,200	4,973
Hypera SA, ordinary nominative shares	12,076,774	87,280
Zealand Pharma A/S2	1,484,886	82,068
ICON PLC[2]	281,109	79,573
Andlauer Healthcare Group, Inc., subordinate voting shares[3]	2,564,404	79,310
Hapvida Participações e Investimentos SA2	84,767,396	77,278
Ascendis Pharma AS (ADR)[2]	579,165	72,946
Aster DM Healthcare, Ltd.[2]	14,603,043	71,845
Guardant Health, Inc.[2]	2,595,519	70,209
SMALLCAP World Fund — Page 9 of 28

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Bangkok Chain Hospital PCL	104,628,800	$68,060
Exact Sciences Corp.[2]	890,000	65,842
Pacific Biosciences of California, Inc.[2]	6,503,749	63,802
IDEAYA Biosciences, Inc.[2]	1,778,740	63,288
EBOS Group, Ltd.	2,697,484	60,510
NovoCure, Ltd.[2]	4,014,886	59,942
Surgical Science Sweden AB1,2	3,271,137	59,543
Revance Therapeutics, Inc.[1,2]	6,730,357	59,160
CRISPR Therapeutics AG2,3	902,543	56,499
Denali Therapeutics, Inc.[2]	2,512,759	53,924
Olink Holding AB (ADR)[2]	2,019,560	50,792
Jeisys Medical, Inc.[1]	6,111,982	49,584
Nakanishi, Inc.	2,918,900	48,994
Encompass Health Corp.	669,983	44,701
10x Genomics, Inc., Class A2	793,300	44,393
Glaukos Corp.[2]	550,322	43,745
Genus PLC	1,559,867	43,110
Zentalis Pharmaceuticals, Inc.[2]	2,819,664	42,718
Ionis Pharmaceuticals, Inc.[2]	839,463	42,468
XVIVO Perfusion AB2	1,261,000	41,441
KRKA, dd, Novo mesto	335,262	40,705
Arrowhead Pharmaceuticals, Inc.[2]	1,277,560	39,093
Netcare, Ltd.	50,190,762	39,088
BridgeBio Pharma, Inc.[2,5]	965,653	38,983
Poly Medicure, Ltd.	2,164,847	38,725
Innovent Biologics, Inc.[2]	6,938,500	37,887
Fisher & Paykel Healthcare Corp., Ltd.	2,510,000	37,470
SKAN Group AG	383,510	36,794
Cerevel Therapeutics Holdings, Inc., Class A2	863,686	36,620
Silk Road Medical, Inc.[1,2]	2,966,730	36,402
Immunovant, Inc.[2]	780,367	32,877
Biohaven, Ltd.[2]	749,881	32,095
AbCellera Biologics, Inc.[2,3]	5,480,000	31,291
Globus Medical, Inc., Class A2	574,500	30,615
Axonics, Inc.[2]	488,000	30,368
Angelalign Technology, Inc.[3]	4,071,200	29,424
CompuGroup Medical SE & Co. KGaA	691,730	28,941
Alnylam Pharmaceuticals, Inc.[2]	137,700	26,357
Medmix AG	1,113,977	25,254
Nykode Therapeutics ASA[2]	12,000,000	25,223
Incyte Corp.[2]	396,000	24,865
Natera, Inc.[2]	396,421	24,832
Chemed Corp.	42,000	24,559
Inhibrx, Inc.[2,3]	641,782	24,388
Ocumension Therapeutics[2]	27,546,500	23,515
J. B. Chemicals & Pharmaceuticals, Ltd.	1,063,422	20,738
Evotec SE, non-registered shares[2]	867,078	20,368
CUC, Inc.[2,3]	1,280,000	20,247
WuXi XDC Cayman, Inc.[2]	4,825,500	19,775
Shandong Pharmaceutical Glass Co., Ltd., Class A	5,442,374	19,634
Phreesia, Inc.[2]	807,600	18,696
Sosei Group Corp.[2,3]	1,841,200	18,498
R1 RCM, Inc.[2]	1,740,000	18,392
Pliant Therapeutics, Inc.[2]	912,467	16,525
Classys, Inc.	495,238	14,434
SMALLCAP World Fund — Page 10 of 28

unaudited
Common stocks (continued) Health care (continued)	Shares	Value (000)
Doximity, Inc., Class A2	489,000	$13,712
AS ONE Corp.	343,500	13,609
SUNWELS Co., Ltd.[3]	738,900	13,030
Ypsomed Holding AG	36,066	12,996
Nordhealth AS, Class A1,2	5,120,000	12,537
Sysmex Corp.	220,300	12,241
Schrodinger, Inc.[2,3]	340,000	12,172
Galapagos NV2	278,488	11,339
Tecan Group AG	26,838	10,964
RayzeBio, Inc.[2,3]	154,002	9,574
Sana Biotechnology, Inc.[2,3]	1,963,378	8,011
Cellectis SA (ADR)[2]	1,848,804	5,694
Cellectis SA, non-registered shares[2]	760,997	2,315
ChemoMetec A/S	120,036	6,942
Ventyx Biosciences, Inc.[2]	2,354,149	5,815
Idorsia, Ltd.[2]	2,270,994	5,733
Seer, Inc., Class A2	2,056,000	3,989
KRY International AB, Series A2,4,5	19,744	3,566
Precision BioSciences, Inc.[2]	5,119,458	1,869
		8,886,354
Financials 11.29%
Ares Management Corp., Class A	5,174,776	615,384
Essent Group, Ltd.[1]	8,604,853	453,820
Affirm Holdings, Inc., Class A2,3	7,197,586	353,689
AU Small Finance Bank, Ltd.	32,026,993	302,847
Eurobank Ergasias Services and Holdings SA2	152,508,197	270,710
Janus Henderson Group PLC	8,199,302	247,209
360 ONE WAM, Ltd.[1]	28,661,784	243,947
IIFL Finance, Ltd.[1]	27,957,465	200,427
National Bank of Greece SA2	28,487,135	197,683
Cholamandalam Investment and Finance Co., Ltd.	12,992,432	196,428
RenaissanceRe Holdings, Ltd.	952,200	186,631
Steadfast Group, Ltd.	43,476,104	172,179
VZ Holding AG	1,363,495	159,214
HDFC Asset Management Co., Ltd.	3,962,374	152,438
Goosehead Insurance, Inc., Class A1,2	1,951,952	147,958
Wintrust Financial Corp.	1,566,003	145,247
Canara Bank	26,212,776	137,635
Glacier Bancorp, Inc.	2,900,572	119,852
BFF Bank SpA[1]	10,311,702	117,492
AUB Group, Ltd.[1]	6,016,346	113,534
TMX Group, Ltd.	4,394,530	106,294
SouthState Corp.	1,217,030	102,778
Stifel Financial Corp.	1,477,350	102,159
StepStone Group, Inc., Class A	3,168,760	100,862
Trupanion, Inc.[1,2]	3,297,206	100,598
Angel One, Ltd.	2,354,562	98,625
Patria Investments, Ltd., Class A	5,899,745	91,505
EVERTEC, Inc.	2,199,027	90,028
Banca Generali SpA	2,328,237	86,476
Kinsale Capital Group, Inc.	257,620	86,280
JB Financial Group Co., Ltd.	9,674,196	85,326
SiriusPoint, Ltd.[2]	7,250,000	84,100
Five-Star Business Finance, Ltd.[2]	9,431,216	83,233
SMALLCAP World Fund — Page 11 of 28

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Banco del Bajio, SA	24,500,000	$81,950
PagSeguro Digital, Ltd., Class A2	6,492,200	80,958
Max Financial Services, Ltd.[2]	6,965,880	79,797
Remgro, Ltd.	8,174,140	72,567
Aptus Value Housing Finance India, Ltd.	18,577,366	71,288
Hilltop Holdings, Inc.	2,000,000	70,420
Enstar Group, Ltd.[2]	231,978	68,283
Bridgepoint Group PLC	18,838,770	66,739
City Union Bank, Ltd.	36,608,696	65,456
Flywire Corp.[2]	2,713,564	62,819
Webster Financial Corp.	1,237,479	62,814
Fukuoka Financial Group, Inc.	2,500,000	58,906
Paymentus Holdings, Inc., Class A2	3,224,500	57,622
East West Bancorp, Inc.	796,201	57,287
Artisan Partners Asset Management, Inc., Class A	1,277,000	56,418
Radian Group, Inc.	1,961,287	55,995
Selective Insurance Group, Inc.	535,682	53,290
Capitec Bank Holdings, Ltd.	482,170	53,267
Marqeta, Inc., Class A2	7,368,032	51,429
Euronext NV	585,333	50,826
Skyward Specialty Insurance Group, Inc.[2]	1,494,451	50,632
Regional, SAB de CV, Class A	5,154,470	49,256
XP, Inc., Class A	1,867,000	48,673
AssetMark Financial Holdings, Inc.[2]	1,611,713	48,271
Nova Ljubljanska Banka d.d. (GDR)	2,365,833	44,270
Alpha Services and Holdings SA2	26,000,000	44,110
Victory Capital Holdings, Inc., Class A	1,196,000	41,190
Moelis & Co., Class A	719,000	40,357
Comerica, Inc.	706,621	39,437
EFG International AG	3,000,000	38,532
Boku, Inc.[1,2,5]	20,461,639	34,826
Vontobel Holding AG	519,713	33,682
Antin Infrastructure Partners SA	2,123,480	32,372
Aditya Birla Capital, Ltd.[2]	16,067,295	32,100
AJ Bell PLC	8,000,000	31,858
Norion Bank AB2	7,161,000	30,790
OneMain Holdings, Inc.	621,054	30,556
AvidXchange Holdings, Inc.[2]	2,445,867	30,304
Columbia Banking System, Inc.	1,063,800	28,382
Pine Labs Pte., Ltd.[2,4,5]	76,998	28,278
NMI Holdings, Inc.[2]	950,000	28,196
Bolsa Mexicana de Valores, SAB de CV, Series A	13,540,000	28,019
Aavas Financiers, Ltd.[2]	1,516,749	27,906
Home First Finance Company India, Ltd.	2,395,000	26,716
Oscar Health, Inc., Class A2	2,751,000	25,172
Premium Group Co., Ltd.	1,736,000	22,349
Euronet Worldwide, Inc.[2]	215,486	21,870
Hellenic Exchanges - Athens Stock Exchange SA1	3,500,000	20,475
Redwood Trust, Inc. REIT	2,562,000	18,984
Optima Bank SA2	2,026,588	17,458
Qualitas Controladora, SAB de CV3	1,495,500	15,111
Linc AB2	2,358,208	15,103
FP Partner Inc.[3]	388,900	14,257
Islandsbanki hf.	16,632,054	13,572
Houlihan Lokey, Inc., Class A	112,959	13,545
SMALLCAP World Fund — Page 12 of 28

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
PT Bank Syariah Indonesia Tbk	109,635,200	$12,381
PB Fintech, Ltd.[2]	912,797	8,705
Funding Circle Holdings PLC[2]	14,713,073	7,484
		8,125,898
Materials 3.77%
APL Apollo Tubes, Ltd.[1]	14,728,770	271,673
LANXESS AG1	6,907,704	216,254
Lundin Mining Corp.	24,541,712	200,771
Materion Corp.[1]	1,222,543	159,090
Sumitomo Bakelite Co., Ltd.[1]	2,381,000	124,639
Livent Corp.[2,3]	6,721,609	120,855
Fujimi Inc.[1]	5,060,400	112,013
Zeon Corp.[1]	11,670,900	108,349
Nissan Chemical Corp.	2,580,800	100,473
Jindal Steel & Power, Ltd.	10,041,809	90,145
ATI, Inc.[2]	1,816,539	82,598
Resonac Holdings Co., Ltd.[3]	3,891,600	77,337
Sandstorm Gold, Ltd.[3]	14,414,571	72,505
H.B. Fuller Co.	866,200	70,517
CCL Industries, Inc., Class B, nonvoting shares	1,555,200	69,940
Alcoa Corp.	2,054,737	69,861
Tronox Holdings PLC	4,630,204	65,564
Huhtamäki OYJ	1,275,000	51,707
PI Industries, Ltd.	1,212,000	51,158
Kansai Paint Co., Ltd.	2,984,900	50,814
MEC Co., Ltd.[1,3]	1,605,600	49,819
Ramkrishna Forgings, Ltd.	5,085,000	44,294
Yamato Kogyo Co., Ltd.	770,900	40,574
Anupam Rasayan India, Ltd.	3,104,000	39,245
Mayr-Melnhof Karton AG, non-registered shares	226,797	31,718
Cabot Corp.	376,156	31,409
Navin Fluorine International, Ltd.	631,948	29,237
Gujarat Fluorochemicals, Ltd.	635,000	28,194
SOL SpA	910,277	27,968
Kaneka Corp.	1,012,800	25,674
Shandong Sinocera Functional Material Co., Ltd., Class A	7,806,071	25,504
NV Bekaert SA	476,866	24,497
Labrador Iron Ore Royalty Corp.[3]	822,000	19,789
Vinati Organics, Ltd.	943,000	19,763
Summit Materials, Inc., Class A2	492,061	18,925
Indigo Paints, Ltd.	936,755	16,758
Umicore SA	577,082	15,860
Aluflexpack AG1,2,3	1,309,666	13,934
Aurubis AG	168,729	13,834
Toyo Gosei Co., Ltd.[3]	180,900	10,667
Gerdau SA (ADR)	2,112,075	10,244
Major Drilling Group International, Inc.[2]	1,065,817	7,408
China Resources Building Materials Technology Holdings, Ltd.[3]	15,136,000	3,318
		2,714,896
Consumer staples 3.29%
Emmi AG1	318,222	345,114
Simply Good Foods Co.[1,2]	5,897,845	233,555
Grocery Outlet Holding Corp.[1,2]	5,793,981	156,206
SMALLCAP World Fund — Page 13 of 28

unaudited
Common stocks (continued) Consumer staples (continued)	Shares	Value (000)
Varun Beverages, Ltd.	8,919,940	$132,526
Redcare Pharmacy NV, non-registered shares[2]	852,129	123,823
Royal Unibrew A/S	1,844,484	123,166
Freshpet, Inc.[2,3]	1,297,356	112,559
Ocado Group PLC[2]	10,398,813	99,916
Celsius Holdings, Inc.[2,3]	1,684,242	91,825
Kotobuki Spirits Co., Ltd.	5,232,700	79,928
John B. Sanfilippo & Son, Inc.	745,776	76,845
BJ’s Wholesale Club Holdings, Inc.[2]	1,106,224	73,741
Scandinavian Tobacco Group A/S	3,970,636	68,974
Performance Food Group Co.[2]	928,000	64,171
Proya Cosmetics Co., Ltd., Class A	3,410,615	47,733
Raia Drogasil SA, ordinary nominative shares	7,187,050	43,380
Milbon Co., Ltd.[3]	1,448,900	37,886
United Spirits, Ltd.	2,672,208	35,833
COSMOS Pharmaceutical Corp.	287,909	33,241
Fever-Tree Drinks PLC	2,410,000	32,158
Honasa Consumer, Ltd.[2]	4,725,005	25,030
Honasa Consumer, Ltd. (90 day lockup)[2]	1,035,023	5,318
Radico Khaitan, Ltd.	1,499,109	29,833
Bakkafrost P/F	517,500	27,030
Fresh Del Monte Produce, Inc.	1,028,000	26,985
Jonjee Hi-Tech Industrial and Commercial Holding Co., Ltd., Class A2	6,624,986	26,234
Humble Group AB1,2	22,368,627	25,322
Vector Group, Ltd.	2,207,896	24,905
AAK AB	1,081,159	24,097
TreeHouse Foods, Inc.[2]	539,426	22,359
Sovos Brands, Inc.[2]	963,207	21,219
Avenue Supermarts, Ltd.[2]	417,313	20,457
PZ Cussons PLC	9,688,033	18,855
Lotus Bakeries NV	1,605	14,581
Century Pacific Food, Inc.	25,901,000	14,477
First Pacific Co., Ltd.	35,296,000	14,048
Icelandic Salmon AS2	515,000	7,355
DocMorris AG2	54,100	4,782
Beyond Meat, Inc.[2,3]	73,395	653
		2,366,120
Communication services 2.72%
Iridium Communications, Inc.	5,147,880	211,887
Iridium Communications, Inc.[7]	636,132	26,183
Lions Gate Entertainment Corp., Class B2	18,748,762	191,050
JCDecaux SE2	8,402,087	169,174
Frontier Communications Parent, Inc.[2]	5,713,739	144,786
Hemnet Group AB1	5,572,602	133,423
Indosat Tbk PT	208,720,401	127,131
TIM SA	29,433,431	108,581
CTS Eventim AG & Co. KGaA	1,520,141	105,032
JYP Entertainment Corp.	1,210,984	94,865
New York Times Co., Class A	1,900,000	93,081
Rightmove PLC	10,786,575	78,829
Ubisoft Entertainment SA2	2,777,048	71,075
Paradox Interactive AB	2,179,420	48,912
JOYY, Inc., Class A (ADR)	1,177,618	46,751
YouGov PLC	2,997,794	45,054
SMALLCAP World Fund — Page 14 of 28

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
IHS Holding, Ltd.[2,3]	8,796,061	$40,462
Trustpilot Group PLC[2]	16,821,394	31,751
Schibsted ASA, Class A	1,084,595	31,170
Toei Animation Co., Ltd.[3]	228,200	30,573
Kadokawa Corp.[3]	1,355,700	27,629
Cogent Communications Holdings, Inc.	229,490	17,455
S4 Capital PLC[2,3]	23,928,673	16,217
Gogo, Inc.[2]	1,490,155	15,095
Megacable Holdings, SAB de CV, ordinary participation certificates, units	6,425,211	14,348
PLAYSTUDIOS, Inc., Class A2	4,500,000	12,195
MTN Group, Ltd.	1,458,066	9,197
PROTO Corp.	731,600	7,003
Boat Rocker Media, Inc.[2]	2,611,926	2,563
Nextdoor Holdings, Inc., Class A2,3	1,315,268	2,486
Airtel Africa PLC	849,693	1,410
		1,955,368
Energy 2.37%
MEG Energy Corp.[2]	12,517,593	223,608
Vallourec SA1,2	13,141,385	203,912
New Fortress Energy, Inc., Class A3	4,464,500	168,446
Gaztransport & Technigaz SA	1,215,724	161,063
Transocean, Ltd.[2]	18,844,170	119,660
Weatherford International[2]	1,181,677	115,603
Viper Energy, Inc., Class A	2,619,185	82,190
United Tractors Tbk PT	47,830,900	70,233
Diamond Offshore Drilling, Inc.[2]	4,802,737	62,436
Championx Corp.	2,025,494	59,165
Cactus, Inc., Class A	1,244,854	56,516
Borr Drilling, Ltd.[2,3]	4,350,200	32,018
Borr Drilling, Ltd. (NOK denominated)[2]	3,179,657	23,713
Headwater Exploration, Inc.[3]	9,067,000	42,767
Helmerich & Payne, Inc.	1,043,270	37,787
Subsea 7 SA	2,435,450	35,500
Equitrans Midstream Corp.	3,390,447	34,515
Vista Energy, SAB de CV, Class A (ADR)[2]	1,094,900	32,311
Range Resources Corp.	1,000,000	30,440
Savannah Energy PLC[1,2,4]	96,128,672	28,954
Aegis Logistics, Ltd.	5,062,517	21,376
DT Midstream, Inc.	356,000	19,509
Pason Systems, Inc.	1,596,000	19,476
Golar LNG, Ltd.	656,548	15,094
Chesapeake Energy Corp.[3]	74,200	5,709
		1,702,001
Real estate 1.86%
Embassy Office Parks REIT	28,591,157	111,524
Embassy Office Parks REIT[2]	18,394,164	71,749
Corp. Inmobiliaria Vesta, SAB de CV	28,130,095	111,702
Corp. Inmobiliaria Vesta, SAB de CV (ADR)	253,400	10,040
Altus Group, Ltd.[1]	3,672,544	116,796
Safestore Holdings PLC	8,420,493	94,515
PotlatchDeltic Corp. REIT	1,876,968	92,159
DigitalBridge Group, Inc., Class A	5,222,118	91,596
Macrotech Developers, Ltd.	4,912,635	60,371
SMALLCAP World Fund — Page 15 of 28

unaudited
Common stocks (continued) Real estate (continued)	Shares	Value (000)
JHSF Participações SA1	48,472,472	$54,918
ESR-Logos REIT	222,463,669	53,968
Fibra Uno Administración REIT, SA de CV	29,659,421	53,394
Four Corners Property Trust, Inc. REIT	1,807,880	45,739
Multiplan Empreendimentos Imobiliários SA, ordinary nominative shares	7,237,633	42,034
K-Fast Holding AB, Class B1,2	15,781,928	37,789
TAG Immobilien AG2	2,559,112	37,279
Mindspace Business Parks REIT	9,000,000	34,961
Zillow Group, Inc., Class C, nonvoting shares[2]	525,000	30,377
StorageVault Canada, Inc.	7,249,549	28,614
Fastighets AB Balder, Class B2,3	3,821,000	27,289
SRE Holdings Corp.[1,2,3]	1,290,828	25,067
LXP Industrial Trust REIT	2,175,000	21,576
CTP NV	1,113,342	18,814
Swedish Logistic Property AB, Class B2	4,739,069	15,301
Ayala Land, Inc.	21,494,200	13,372
Douglas Elliman, Inc.	4,216,866	12,440
St. Joe Co.	167,101	10,056
Charter Hall Group REIT	1,019,586	8,304
Genova Property Group AB2	2,126,731	8,126
		1,339,870
Utilities 0.53%
Black Hills Corp.	3,055,661	164,853
SembCorp Industries, Ltd.	16,633,185	66,772
Neoenergia SA	13,037,148	57,148
ACEN Corp.	695,532,524	54,979
ENN Energy Holdings, Ltd.	3,166,000	23,274
SJW Group	242,255	15,831
Mytrah Energy, Ltd.[1,2,4]	10,418,000	— [6]
		382,857
Total common stocks (cost: $47,395,516,000)		68,251,505
Preferred securities 0.88% Information technology 0.33%
PsiQuantum Corp., Series D, preferred shares[2,4,5]	1,334,542	44,547
Outreach Corp., Series G, preferred shares[2,4,5]	1,554,053	39,908
Skyryse, Inc., Series B, preferred shares[1,2,4,5]	1,649,110	36,627
Kandou Holding SA, Series D, preferred shares[2,4,5]	4,400,000	30,800
SiFive, Inc., Series F, preferred shares[2,4,5]	3,451,632	26,198
ANDPAD, Inc., Series D, preferred shares[2,4,5]	459,413	23,239
Patreon, Inc., Series E, preferred shares[2,4,5]	698,208	16,757
Patreon, Inc., Series Seed, preferred shares[2,4,5]	163,096	3,914
Yotpo, Ltd., Series F, preferred shares[2,4,5]	8,332,809	12,166
Yotpo, Ltd., Series B, preferred shares[2,4,5]	1,111,347	1,622
Yotpo, Ltd., Series C, preferred shares[2,4,5]	1,057,985	1,545
Yotpo, Ltd., Series A-1, preferred shares[2,4,5]	709,592	1,036
Yotpo, Ltd., Series A, preferred shares[2,4,5]	345,899	505
Yotpo, Ltd., Series C-1, preferred shares[2,4,5]	293,302	428
Yotpo, Ltd., Series D, preferred shares[2,4,5]	163,552	239
Yotpo, Ltd., Series B-1, preferred shares[2,4,5]	130,625	191
		239,722
SMALLCAP World Fund — Page 16 of 28

unaudited
Preferred securities (continued) Industrials 0.21%	Shares	Value (000)
Relativity Space, Inc., Series D, preferred shares[2,4,5]	2,143,751	$48,599
Relativity Space, Inc., Series E, preferred shares[2,4,5]	464,197	10,523
Einride AB, Series B, preferred shares[1,2,4,5]	1,334,588	45,376
Einride AB, Series A, preferred shares[1,2,4,5]	11,990	408
ABL Space Systems Co., Series B, 5.00% cumulative preferred shares[2,4,5,8]	777,162	25,414
ABL Space Systems Co., Series C1, 5.00% cumulative preferred shares[2,4,5,8]	74,599	2,439
Workrise Technologies, Inc., Series E, preferred shares[2,4,5]	95,423	17,574
		150,333
Health care 0.18%
Sail Biomedicines, Inc., Series B, 6.00% preferred shares[2,4,5]	1,785,714	50,000
InSilico Medicine Cayman TopCo, Series D, preferred shares[2,4,5]	605,423	21,541
Rapport Therapeutics, Inc., Series B, 8.00% noncumulative preferred shares[1,2,4,5]	12,520,345	21,000
KRY International AB, Series E, preferred shares[2,4,5]	114,059	20,602
Bluestar Genomics, Inc., Series C, 5.00% noncumulative preferred shares[1,2,4,5]	1,531,102	10,565
Artiva Biotherapeutics, Inc., Series B, preferred shares[2,4,5]	636,364	6,720
		130,428
Financials 0.09%
PPRO Holding GmbH, Series B-1, 8.00% preferred shares[1,2,4,5]	13,618	44,057
Pine Labs Pte., Ltd., Series J, cumulative preferred shares[2,4,5]	57,100	20,971
		65,028
Real estate 0.05%
QuintoAndar, Ltd., Series E-1, preference shares[2,4,5]	244,733	38,149
Consumer discretionary 0.02%
StockX, Inc., Series E-1, preferred shares[2,4,5]	222,222	8,300
StockX, Inc., Series AA, preferred shares[2,4,5]	57,338	2,142
StockX, Inc., Series B, preferred shares[2,4,5]	3,094	115
		10,557
Total preferred securities (cost: $690,767,000)		634,217
Rights & warrants 0.12% Information technology 0.06%
OPT Machine Vision Tech Co., Ltd., Class A, warrants, expire 1/27/2025[2,7]	2,838,640	44,780
Foursquare Labs, Inc., Series A, warrants, expire 12/4/2033[2,4,5]	1,163,990	29
Kandou Holding SA, warrants, expire 8/18/2028[2,4,5]	2,257,143	— [6]
		44,809
Industrials 0.05%
Warom Technology, Inc. Co., Class A, warrants, expire 9/30/2024[2,7]	8,603,931	24,204
Centre Testing International Group Co., Ltd., Class A, warrants, expire 3/20/2024[2,7]	7,265,018	14,511
Momentus, Inc., warrants, expire 5/15/2026[2]	2,225,000	22
ABL Space Systems Co., Series C-1, warrants, expire 12/13/2030[2,4,5]	55,949	— [6]
		38,737
Consumer staples 0.01%
Proya Cosmetics Co., Ltd., warrants, expire 12/19/2024[2,7]	360,500	5,045
Total rights & warrants (cost: $122,457,000)		88,591
SMALLCAP World Fund — Page 17 of 28

unaudited
Convertible stocks 0.08% Information technology 0.04%	Shares	Value (000)
Tarana Wireless, Inc., Series 6, noncumulative convertible preferred shares[4,5]	14,888,589	$17,420
Tarana Wireless, Inc., Series 7, noncumulative convertible preferred shares[4,5]	935,103	1,094
RealSelf, Inc., Series C, convertible preferred shares[1,4,5]	3,468,862	11,690
		30,204
Utilities 0.04%
TAE Technologies, Inc., Series G2, 4.00% cumulative convertible preferred shares[4,5]	300,000	28,713
Total convertible stocks (cost: $62,179,000)		58,917
Convertible bonds & notes 0.01% Health care 0.01%	Principal amount (000)
Bluestar Genomics, Inc., convertible notes, 8.00% 10/28/2025[1,4,5]	USD2,000	2,000
Total convertible bonds & notes (cost: $2,000,000)		2,000
Short-term securities 5.13% Money market investments 4.46%	Shares
Capital Group Central Cash Fund 5.44%[1,9]	32,087,627	3,208,442
Money market investments purchased with collateral from securities on loan 0.67%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.32%[9,10]	77,400,000	77,400
Dreyfus Treasury Obligations Cash Management, Institutional Shares 5.25%[9,10]	67,700,000	67,700
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 5.27%[9,10]	63,135,257	63,135
Fidelity Investments Money Market Government Portfolio, Class I 5.25%[9,10]	62,900,000	62,900
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 5.27%[9,10]	62,900,000	62,900
BlackRock Liquidity Funds – FedFund, Institutional Shares 5.26%[9,10]	53,200,000	53,200
Goldman Sachs Financial Square Government Fund, Institutional Shares 5.23%[9,10]	48,300,000	48,300
Capital Group Central Cash Fund 5.44%[1,9,10]	339,401	33,937
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 5.23%[9,10]	14,500,000	14,500
		483,972
Total short-term securities (cost: $3,692,145,000)		3,692,414
Total investment securities 101.06% (cost: $51,965,064,000)		72,727,644
Other assets less liabilities (1.06)%		(760,144)
Net assets 100.00%		$71,967,500
SMALLCAP World Fund — Page 18 of 28

unaudited
Investments in affiliates1

	Value at 10/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2023 (000)	Dividend or interest income (000)
Common stocks 26.66%
Industrials 8.55%
Saia, Inc.[2]	$790,357	$—	$73,060	$30,113	$35,302	$782,712	$—
Diploma PLC	391,737	4,038	3,427	(485)	96,587	488,450	—
Comfort Systems USA, Inc.	388,358	—	19,993	10,570	67,962	446,897	556
Interpump Group SpA	362,114	7,495	—	—	48,324	417,933	—
AZEK Co., Inc. (The), Class A2	270,308	—	—	—	77,347	347,655	—
ATS Corp.[2]	312,874	14,063	—	—	4,948	331,885	—
BayCurrent Consulting, Inc.	239,295	25,151	—	—	17,412	281,858	—
Stericycle, Inc.[2]	188,829	58,276	—	—	27,506	274,611	—
Arcosa, Inc.	212,365	—	1,893	540	30,848	241,860	146
Carel Industries SpA[3]	142,928	36,511	—	—	34,358	213,797	—
Enpro, Inc.[11]	165,188	—	—	—	48,457	213,645	395
Wizz Air Holdings PLC[2]	169,301	—	—	—	34,851	204,152	—
Visional, Inc.[2]	157,084	—	—	—	41,228	198,312	—
ICF International, Inc.	118,210	51,086	—	—	12,568	181,864	190
Harmonic Drive Systems, Inc.[3]	129,347	6,091	—	—	43,653	179,091	—
Kadant, Inc.	137,989	—	—	—	33,502	171,491	177
Enerpac Tool Group Corp., Class A	111,764	3,806	—	—	19,590	135,160	169
Japan Elevator Service Holdings Co., Ltd.	93,511	11,458	—	—	12,849	117,818	—
DO & CO AG, non-registered shares	85,526	—	—	—	30,175	115,701	—
Titagarh Rail Systems, Ltd. (6 month lockup)	69,102	—	—	—	24,649	93,751	—
Titagarh Rail Systems, Ltd.	—	7,195	—	—	859	8,054	—
Alfen NV2,3	42,858	14,919	—	—	34,256	92,033	—
Johns Lyng Group, Ltd.[3]	87,549	—	—	—	(826)	86,723	—
Volution Group PLC	68,931	—	—	—	17,454	86,385	1,081
Instalco AB	56,884	5,106	—	—	23,445	85,435	—
Daiseki Co., Ltd.	79,732	—	—	—	2,870	82,602	—
dip Corp.	82,216	—	—	—	(6,366)	75,850	112
Montana Aerospace AG2	41,774	—	—	—	29,616	71,390	—
NORMA Group SE, non-registered shares	46,393	849	—	—	(2,134)	45,108	—
Marlowe PLC[2,3]	49,092	—	—	—	(11,290)	37,802	—
Fasadgruppen Group AB	20,911	—	—	—	6,754	27,665	—
Einride AB2,4,5	14,502	—	—	—	399	14,901	—
Norva24 Group AB2,12	16,410	—	3,391	(1,342)	6,808	—	—
						6,152,591
Consumer discretionary 5.43%
TopBuild Corp.[2]	607,624	—	25,598	8,507	278,326	868,859	—
Tube Investments of India, Ltd.	418,011	—	—	—	76,386	494,397	—
YETI Holdings, Inc.[2]	334,582	406	—	—	24,787	359,775	—
CAVA Group, Inc.[2,3]	79,188	82,954	—	—	56,160	218,302	—
CAVA Group, Inc.[2]	58,606	—	—	—	27,057	85,663	—
Cavco Industries, Inc.[2]	156,421	—	—	—	47,669	204,090	—
MakeMyTrip, Ltd.[2]	180,951	—	6,930	276	26,802	201,099	—
Melco Resorts & Entertainment, Ltd. (ADR)[2]	205,242	8,930	—	—	(20,221)	193,951	—
Watches of Switzerland Group PLC[2]	124,322	—	—	—	47,893	172,215	—
Pets at Home Group PLC	137,997	—	—	—	(428)	137,569	1,916
Boot Barn Holdings, Inc.[2]	145,103	—	—	—	(7,918)	137,185	—
Jack in the Box, Inc.	110,952	—	—	—	20,195	131,147	707
SMALLCAP World Fund — Page 19 of 28

unaudited
Investments in affiliates1 (continued)

	Value at 10/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2023 (000)	Dividend or interest income (000)
Domino’s Pizza Group PLC	$120,592	$—	$—	$—	$5,240	$125,832	$—
Malibu Boats, Inc., Class A2	80,834	—	—	—	9,564	90,398	—
Golden Entertainment, Inc.	77,051	—	—	—	12,962	90,013	—
DPC Dash, Ltd.[2]	81,980	3,462	—	—	(2,807)	82,635	—
Rusta AB2	—	37,345	—	—	30,155	67,500	—
Auction Technology Group PLC[2]	76,877	—	—	—	(12,554)	64,323	—
Beazer Homes USA, Inc.[2]	41,346	—	—	—	14,739	56,085	—
Shoei Co., Ltd.	65,655	—	—	—	(9,852)	55,803	(282)
Victoria PLC[2]	58,453	—	—	—	(23,147)	35,306	—
MasterCraft Boat Holdings, Inc.[2]	21,666	—	—	—	410	22,076	—
Traeger, Inc.[2]	16,912	713	—	—	119	17,744	—
BNN Technology PLC[2,4]	— [6]	—	—	—	— [6]	— [6]	—
AcadeMedia AB12	25,156	—	16,181	(615)	4,266	—	577
Musti Group OYJ[12]	45,510	—	48,816	20,645	2,593	—	—
Snow Peak, Inc.[13]	21,058	—	17,864	(39,147)	35,953	—	—
WH Smith PLC[12]	150,890	—	78,129	(27,145)	28,097	—	—
						3,911,967
Information technology 4.72%
eMemory Technology, Inc.	334,789	—	7,702	4,060	85,144	416,291	—
Kokusai Electric Corp.[3]	—	204,632	—	—	143,053	347,685	—
ALTEN SA, non-registered shares	242,196	21,342	—	—	39,386	302,924	—
Kulicke and Soffa Industries, Inc.	228,531	—	—	—	28,619	257,150	940
SHIFT, Inc.[2]	130,590	43,479	—	—	62,492	236,561	—
Maruwa Co., Ltd.	155,017	—	—	—	51,032	206,049	—
Nordic Semiconductor ASA[2]	152,246	3,786	—	—	33,018	189,050	—
Rogers Corp.[2]	167,737	3,467	—	—	821	172,025	—
Dexerials Corp.	127,286	—	—	—	22,843	150,129	—
Keywords Studios PLC	119,168	—	—	—	15,827	134,995	65
Bytes Technology Group PLC	96,273	—	—	—	27,125	123,398	531
Tanla Platforms, Ltd.	114,798	—	—	—	5,975	120,773	—
Lumine Group, Inc., subordinate voting shares[2]	50,520	23,220	—	—	41,777	115,517	—
Money Forward, Inc.[2]	113,730	—	—	—	(6,460)	107,270	—
Semtech Corp.[2]	97,867	—	—	—	(14,595)	83,272	—
Mastek, Ltd.	70,773	—	—	—	12,113	82,886	—
PAR Technology Corp.[2,3]	70,916	—	10,770	(6,543)	15,913	69,516	—
Tri Chemical Laboratories, Inc.[3]	53,455	—	—	—	12,270	65,725	—
Megaport, Ltd.[2]	70,009	—	—	—	(12,898)	57,111	—
GFT Technologies SE	30,780	6,863	—	—	8,654	46,297	—
Applied Digital Corp.[2,3]	7,624	28,696	—	—	9,645	45,965	—
Noventiq Holdings PLC (GDR)[2,4,7]	34,599	—	—	—	—	34,599	—
Noventiq Holdings PLC (GDR)[2,4]	32	—	—	—	—	32	—
SmartCraft ASA, Class A2	27,278	—	—	—	3,212	30,490	—
Smartsheet, Inc., Class A2,12	288,745	—	33,490	1,051	44,708	—	—
Socionext, Inc.[3,12]	200,355	3,884	35,392	(6,991)	(9,997)	—	135
						3,395,710
Health care 2.61%
Max Healthcare Institute, Ltd.	338,657	—	—	—	69,693	408,350	—
Haemonetics Corp.[2]	275,097	8,405	—	—	(12,353)	271,149	—
CONMED Corp.	220,960	26,838	—	—	21,509	269,307	492
SMALLCAP World Fund — Page 20 of 28

unaudited
Investments in affiliates1 (continued)

	Value at 10/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2023 (000)	Dividend or interest income (000)
Xenon Pharmaceuticals, Inc.[2]	$161,278	$13,532	$—	$—	$61,786	$236,596	$—
Amvis Holdings, Inc.	113,761	4,816	—	—	26,205	144,782	—
Tandem Diabetes Care, Inc.[2]	99,362	—	5,003	(11,938)	53,878	136,299	—
BONESUPPORT Holding AB2	60,470	—	—	—	36,631	97,101	—
Structure Therapeutics, Inc. (ADR)[2]	21,461	83,679	—	—	(8,592)	96,548	—
Surgical Science Sweden AB2	44,990	—	—	—	14,553	59,543	—
Revance Therapeutics, Inc.[2]	77,197	—	—	—	(18,037)	59,160	—
Jeisys Medical, Inc.	50,581	3,457	—	—	(4,454)	49,584	—
Silk Road Medical, Inc.[2]	44,471	—	—	—	(8,069)	36,402	—
Nordhealth AS, Class A2	11,907	—	—	—	630	12,537	—
Netcare, Ltd.[12]	52,520	—	16,950	(6,070)	9,588	—	—
Ocumension Therapeutics[2,12]	35,083	—	7,839	(26,204)	22,475	—	—
Precision BioSciences, Inc.[2,12]	2,292	—	595	(26,545)	26,717	—	—
Zentalis Pharmaceuticals, Inc.[2,12]	76,444	—	9,991	(20,607)	(3,128)	—	—
						1,877,358
Financials 1.99%
Essent Group, Ltd.	406,924	—	—	—	46,896	453,820	2,151
360 ONE WAM, Ltd.	172,411	995	—	—	70,541	243,947	1,369
IIFL Finance, Ltd.	199,491	—	—	—	936	200,427	—
Goosehead Insurance, Inc., Class A2	142,235	3,232	—	—	2,491	147,958	—
BFF Bank SpA	101,268	1,756	—	—	14,468	117,492	—
AUB Group, Ltd.	110,199	2,355	—	—	980	113,534	—
Trupanion, Inc.[2]	92,981	—	—	—	7,617	100,598	—
Boku, Inc.[2,5]	36,407	—	—	—	(1,581)	34,826	—
Hellenic Exchanges - Athens Stock Exchange SA	17,700	—	—	—	2,775	20,475	—
						1,433,077
Materials 1.47%
APL Apollo Tubes, Ltd.	336,340	—	47,790	10,558	(27,435)	271,673	—
LANXESS AG	175,761	—	—	—	40,493	216,254	—
Materion Corp.	124,589	—	—	—	34,501	159,090	159
Sumitomo Bakelite Co., Ltd.	5,690	100,720	—	—	18,229	124,639	—
Fujimi Inc.	101,615	—	—	—	10,398	112,013	—
Zeon Corp.	161,880	13,391	48,906	(6,397)	(11,619)	108,349	—
MEC Co., Ltd.[3]	39,715	—	—	—	10,104	49,819	283
Aluflexpack AG2,3	17,164	—	—	—	(3,230)	13,934	—
Re:NewCell AB13	16,715	—	2,475	(23,346)	9,106	—	—
						1,055,771
Consumer staples 1.06%
Emmi AG	299,833	—	—	—	45,281	345,114	—
Simply Good Foods Co.[2]	203,594	—	—	—	29,961	233,555	—
Grocery Outlet Holding Corp.[2]	161,386	5,735	—	—	(10,915)	156,206	—
Humble Group AB2	18,613	—	—	—	6,709	25,322	—
						760,197
Communication services 0.18%
Hemnet Group AB	101,562	—	3,992	619	35,234	133,423	—
S4 Capital PLC[2,3,12]	35,999	—	12,862	(12,817)	5,897	—	—
						133,423
SMALLCAP World Fund — Page 21 of 28

unaudited
Investments in affiliates1 (continued)

	Value at 10/1/2023 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 12/31/2023 (000)	Dividend or interest income (000)
Energy 0.32%
Vallourec SA2	$158,894	$991	$—	$—	$44,027	$203,912	$—
Savannah Energy PLC[2,4]	27,715	—	—	—	1,239	28,954	—
						232,866
Real estate 0.33%
Altus Group, Ltd.	127,050	71	—	—	(10,325)	116,796	417
JHSF Participações SA	45,902	—	—	—	9,016	54,918	308
K-Fast Holding AB, Class B2	19,762	—	—	—	18,027	37,789	—
SRE Holdings Corp.[2,3]	25,409	—	—	—	(342)	25,067	—
						234,570
Utilities 0.00%
Mytrah Energy, Ltd.[2,4]	127	—	—	—	(127)	— [6]	—
Total common stocks						19,187,530
Preferred securities 0.22%
Information technology 0.05%
Skyryse, Inc., Series B, preferred shares[2,4,5]	36,627	—	—	—	—	36,627	—
Industrials 0.06%
Einride AB, Series B, preferred shares[2,4,5]	44,160	—	—	—	1,216	45,376	—
Einride AB, Series A, preferred shares[2,4,5]	397	—	—	—	11	408	—
						45,784
Health care 0.05%
Rapport Therapeutics, Inc., Series B, 8.00% noncumulative preferred shares[2,4,5]	21,000	—	—	—	—	21,000	—
Bluestar Genomics, Inc., Series C, 5.00% noncumulative preferred shares[2,4,5,11]	11,330	—	—	—	(765)	10,565	—
						31,565
Financials 0.06%
PPRO Holding GmbH, Series B-1, 8.00% preferred shares[2,4,5]	35,920	—	—	—	8,137	44,057	—
Total preferred securities						158,033
Convertible stocks 0.02%
Information technology 0.02%
RealSelf, Inc., Series C, convertible preferred shares[4,5]	9,921	—	—	—	1,769	11,690	—
Convertible bonds & notes 0.00%
Health care 0.00%
Bluestar Genomics, Inc., convertible notes, 8.00% 10/28/2025[4,5,11]	2,000	—	—	—	—	2,000	40
Short-term securities 4.51%
Money market investments 4.46%
Capital Group Central Cash Fund 5.44%[9]	5,128,740	472,135	2,392,661	113	115	3,208,442	54,224
Money market investments purchased with collateral from securities on loan 0.05%
Capital Group Central Cash Fund 5.44%[9,10]	59,944		26,007 [14]			33,937	— [15]
Total short-term securities						3,242,379
Total 31.41%				$(129,140)	$2,834,951	$22,601,632	$66,858
SMALLCAP World Fund — Page 22 of 28

unaudited
Restricted securities5

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Einride AB, Series B, preferred shares[1,2,4]	3/23/2021-5/6/2021	$18,753	$45,376	.06%
Einride AB1,2,4	7/16/2021-2/1/2023	10,542	14,901.02
Einride AB, Series A, preferred shares[1,2,4]	10/11/2021	312	408	.00 [16]
Relativity Space, Inc., Series D, preferred shares[2,4]	11/20/2020	32,000	48,599.07
Relativity Space, Inc., Series E, preferred shares[2,4]	5/27/2021	10,600	10,523.01
Sail Biomedicines, Inc., Series B, 6.00% preferred shares[2,4]	8/10/2021	50,000	50,000.07
Pine Labs Pte., Ltd.[2,4]	5/12/2021	28,710	28,278.04
Pine Labs Pte., Ltd., Series J, cumulative preferred shares[2,4]	5/12/2021	21,291	20,971.03
PsiQuantum Corp., Series D, preferred shares[2,4]	5/28/2021	35,000	44,547.06
PPRO Holding GmbH, Series B-1, 8.00% preferred shares[1,2,4]	1/28/2021	48,694	44,057.06
Outreach Corp., Series G, preferred shares[2,4]	5/27/2021	45,482	39,908.06
BridgeBio Pharma, Inc.[2]	9/25/2023	26,333	38,983.05
QuintoAndar, Ltd., Series E-1, preference shares[2,4]	12/20/2021	50,000	38,149.05
Skyryse, Inc., Series B, preferred shares[1,2,4]	10/21/2021	40,700	36,627.05
Boku, Inc.[1,2]	2/11/2021-9/21/2021	48,584	34,826.05
Kandou Holding SA, Series D, preferred shares[2,4]	11/17/2021-8/18/2023	30,800	30,800.04
Kandou Holding SA, warrants, expire 8/18/2028[2,4]	8/18/2023	— [6]	— [6]	.00 [16]
Dock, Ltd.[2,4]	10/19/2020	26,000	30,449.04
TAE Technologies, Inc., Series G2, 4.00% cumulative convertible preferred shares[4]	7/7/2022	30,000	28,713.04
ABL Space Systems Co., Series B, 5.00% cumulative preferred shares[2,4,8]	3/24/2021	35,000	25,414.04
ABL Space Systems Co., Series C1, 5.00% cumulative preferred shares[2,4,8]	12/14/2023	2,439	2,439	.00 [16]
ABL Space Systems Co., Series C-1, warrants, expire 12/13/2030[2,4]	12/14/2023	— [6]	— [6]	.00 [16]
SiFive, Inc., Series F, preferred shares[2,4]	3/16/2022	25,000	26,198.04
Patreon, Inc., Series E, preferred shares[2,4]	9/1/2020	11,944	16,757.02
Patreon, Inc., Class B2,4	10/26/2020-10/27/2020	3,255	4,559.01
Patreon, Inc., Series Seed, preferred shares[2,4]	9/16/2020	2,790	3,914.01
KRY International AB, Series E, preferred shares[2,4]	5/13/2021	51,891	20,602.03
KRY International AB, Series A2,4	5/13/2021	8,533	3,566	.00 [16]
ANDPAD, Inc., Series D, preferred shares[2,4]	6/30/2022	19,506	23,239.03
Yotpo, Ltd., Series F, preferred shares[2,4]	2/25/2021	18,329	12,166.02
Yotpo, Ltd.[2,4]	3/16/2021	5,475	3,825.01
Yotpo, Ltd., Series B, preferred shares[2,4]	3/16/2021	2,322	1,622	.00 [16]
Yotpo, Ltd., Series C, preferred shares[2,4]	3/16/2021	2,211	1,545	.00 [16]
Yotpo, Ltd., Series A-1, preferred shares[2,4]	3/16/2021	1,483	1,036	.00 [16]
Yotpo, Ltd., Series A, preferred shares[2,4]	3/16/2021	723	505	.00 [16]
Yotpo, Ltd., Series C-1, preferred shares[2,4]	3/16/2021	613	428	.00 [16]
Yotpo, Ltd., Series D, preferred shares[2,4]	3/16/2021	341	239	.00 [16]
Yotpo, Ltd., Series B-1, preferred shares[2,4]	3/16/2021	273	191	.00 [16]
InSilico Medicine Cayman TopCo, Series D, preferred shares[2,4]	5/13/2022-7/18/2022	23,685	21,541.03
Rapport Therapeutics, Inc., Series B, 8.00% noncumulative preferred shares[1,2,4]	8/7/2023-8/31/2023	21,000	21,000.03
Tarana Wireless, Inc., Series 6, noncumulative convertible preferred shares[4]	2/18/2022	12,179	17,420.03
Tarana Wireless, Inc., Series 7, noncumulative convertible preferred shares[4]	6/27/2023	1,000	1,094	.00 [16]
Workrise Technologies, Inc., Series E, preferred shares[2,4]	3/8/2021	40,000	17,574.03
StockX, Inc., Series E-1, preferred shares[2,4]	4/15/2021	20,000	8,300.01
StockX, Inc.[2,4]	4/5/2021	14,682	6,043.01
SMALLCAP World Fund — Page 23 of 28

unaudited
Restricted securities5 (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
StockX, Inc., Series AA, preferred shares[2,4]	4/5/2021	$5,203	$2,142	.00%[16]
StockX, Inc., Series B, preferred shares[2,4]	4/5/2021	281	115	.00 [16]
Bluestar Genomics, Inc., Series C, 5.00% noncumulative preferred shares[1,2,4,11]	4/26/2021	15,101	10,565.02
Bluestar Genomics, Inc., convertible notes, 8.00% 10/28/2025[1,4,11]	12/1/2022	2,000	2,000	.00 [16]
RealSelf, Inc., Series C, convertible preferred shares[1,4]	4/18/2018	19,000	11,690.02
Artiva Biotherapeutics, Inc., Series B, preferred shares[2,4]	2/24/2021	7,000	6,720.01
Foursquare Labs, Inc., Series A2,4	12/3/2013	20,000	2,896	.00 [16]
Foursquare Labs, Inc., Series A, warrants, expire 12/4/2033[2,4]	8/22/2014	— [6]	29	.00 [16]
Total		$947,060	$863,489	1.20%

[1]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[2]	Security did not produce income during the last 12 months.
[3]	All or a portion of this security was on loan. The total value of all such securities was $953,504,000, which represented 1.32% of the net assets of the fund.
[4]	Value determined using significant unobservable inputs.
[5]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $863,489,000, which represented 1.20% of the net assets of the fund.

[6]	Amount less than one thousand.
[7]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $149,322,000, which represented .21% of the net assets of the fund.

[8]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[9]	Rate represents the seven-day yield at 12/31/2023.
[10]	Security purchased with cash collateral from securities on loan.
[11]	This security changed its name during the reporting period.
[12]	Affiliated issuer during the reporting period but no longer an affiliate at 12/31/2023. Refer to the investment portfolio for the security value at 12/31/2023.
[13]	Affiliated issuer during the reporting period but no longer held at 12/31/2023.
[14]	Represents net activity.
[15]	Dividend income is included with securities lending income and is not shown in this table.
[16]	Amount less than .01%.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
SMALLCAP World Fund — Page 24 of 28

unaudited
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of directors as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of directors has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of directors. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The table on the following page presents the fund’s valuation levels as of December 31, 2023 (dollars in thousands):
SMALLCAP World Fund — Page 25 of 28

unaudited
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$7,505,098	$8,600,501	$14,901	$16,120,500
Consumer discretionary	8,877,198	4,498,276	6,043	13,381,517
Information technology	5,408,856	5,790,908	76,360	11,276,124
Health care	5,892,583	2,990,205	3,566	8,886,354
Financials	4,451,634	3,645,986	28,278	8,125,898
Materials	999,476	1,715,420	—	2,714,896
Consumer staples	905,023	1,461,097	—	2,366,120
Communication services	818,342	1,137,026	—	1,955,368
Energy	1,157,250	515,797	28,954	1,702,001
Real estate	624,489	715,381	—	1,339,870
Utilities	180,684	202,173	— *	382,857
Preferred securities	—	—	634,217	634,217
Rights & warrants	22	88,540	29	88,591
Convertible stocks	—	—	58,917	58,917
Convertible bonds & notes	—	—	2,000	2,000
Short-term securities	3,692,414	—	—	3,692,414
Total	$40,513,069	$31,361,310	$853,265	$72,727,644
*
Amount less than one thousand.
The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions for the three months ended
December 31, 2023 (dollars in thousands):
	Beginning value at 10/1/2023	Transfers into Level 3*	Purchases	Sales	Net realized loss	Unrealized appreciation	Transfers out of Level 3*	Ending value at 12/31/2023
Investment securities	$788,048	$ —	$2,439	$ —	$(9,000)	$71,778	$ —	$853,265
Net unrealized appreciation during the period on Level 3 investment securities held at December 31, 2023								$62,823
*
Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred. These transfers are the result of changes in the availability of pricing sources and/or in the observability of significant inputs used in valuing the securities.
SMALLCAP World Fund — Page 26 of 28

unaudited
Unobservable inputs — Valuation of the fund’s Level 3 securities is based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The following table provides additional information used by the fund’s investment adviser to fair value the fund’s Level 3 securities (dollars in thousands):
	Value at 12/31/2023	Valuation techniques	Unobservable inputs	Range (if applicable)	Weighted average*	Impact to valuation from an increase in input†
Common stocks	$158,102	Market comparable companies	EV/Gross Profit multiple	18.2x	18.2x	Increase
			EV/Sales multiple	2.1x - 8.4x	4.9x	Increase
			Net adjustment (decrease) based on movement of market comparables	31% - 70%	46%	Decrease
			DLOM	23% - 35%	30%	Decrease
		Market approach	Transaction price	Not applicable	Not applicable	Not applicable
			Discount to last trade price	10%	10%	Decrease
		Transaction	Transaction price	Not applicable	Not applicable	Not applicable
		Estimated recovery value	De minimis	Not applicable	Not applicable	Not applicable
Preferred securities	634,217	Transaction	Transaction price	Not applicable	Not applicable	Not applicable
			Discount to transaction price	10% - 30%	14%	Decrease
		Discounted cash flow	WACC	10% - 20%	16%	Decrease
			Risk discount	10% - 95%	26%	Decrease
		Market comparable companies	EV/Sales multiple	2.1x - 16.6x	11.5x	Increase
			EV/Gross Profit multiple	13.4x - 18.2x	15.3x	Increase
			Price/Sales multiple	8.8x	8.8x	Increase
			Net adjustment (decrease) based on movement of market comparables	4% - 70%	39%	Decrease
			Net adjustment (increase) based on movement of market compa- rables	14% - 37%	25%	Increase
			DLOM	20% - 35%	25%	Decrease
		Inputs to market comparables and discounted cash flow	Weight ascribed to market comparables	50%	50%	Not applicable
			Weight ascribed to discounted cash flow	50%	50%	Not applicable
Rights & warrants	29	Black-Scholes	Underlying share price	Not applicable	Not applicable	Not applicable
			Implied volatility	30%	30%	Increase
		Transaction	De minimis	Not applicable	Not applicable	Not applicable
Convertible stocks	58,917	Market comparable companies	EV/Sales multiple	6.7x - 7.0x	6.9x	Increase
			DLOM	15%	15%	Decrease
			Net adjustment (increase) based on movement of market compa- rables	0%	0%	Increase
		Discounted cash flow	WACC	20%	20%	Decrease
Convertible bonds & notes	2,000	Transaction	Transaction price	Not applicable	Not applicable	Not applicable
Total	$853,265
*
Weighted average is by relative fair value.
†
This column represents the directional change in fair value of the Level 3 securities that would result in an increase from the corresponding input. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
SMALLCAP World Fund — Page 27 of 28

unaudited
Key to Abbreviation(s)
ADR = American Depositary Receipts	EV = Enterprise value	SDR = Swedish Depositary Receipts
CAD = Canadian dollars	GDR = Global Depositary Receipts	USD = U.S. dollars
CDI = CREST Depository Interest	NOK = Norwegian kroner	WACC = Weighted average cost of capital
DLOM = Discount for lack of marketability	REIT = Real Estate Investment Trust
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2024 Capital Group. All rights reserved.
MFGEFP1-035-0224O-S96469
SMALLCAP World Fund — Page 28 of 28